Income Taxes - Income/(Loss) Before Income Tax Privision/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Domestic					$ (163,385)	$ (64,391)	$ (58,188)
Foreign					23,474	12,616	41,795
Loss before income taxes	$ 1,627	$ (24,784)	$ (219,382)	$ (96,027)	$ (139,911)	$ (51,775)	$ (16,393)